Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	¥ 110,594		¥ 32,380	¥ 53,392
Income tax expense (benefit)	(486,546)		(473,954)	(583,227)
Equity in earnings (losses) of affiliated companies	(50,792)		(16,093)	(7,552)
Net income	756,857		707,600	648,551
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(4,397)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	426
Income tax expense (benefit)	(191)
Net income	235
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	3,977
Income tax expense (benefit)	(1,434)
Equity in earnings (losses) of affiliated companies	(92)
Net income	2,451
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	(7)
Income tax expense (benefit)	3,479
Equity in earnings (losses) of affiliated companies	(9,482)
Net income	(6,010)
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	(763)	[1]
Income tax expense (benefit)	(310)
Net income	¥ (1,073)

[1]	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.